Convertible debt (Tables)	9 Months Ended
Sep. 30, 2023
Convertible debt
Schedule Of convertible debt
	2020 Series	EB CD	Total
	$	$	$

Balance, December 31, 2022 and 2021	-	-	-
Acquisition of Engine	2,082,304	5,029,029	7,111,333
Interest expense	41,233	234,589	275,822
Accrued interest on conversion / interest payments	-	(250,000)	(250,000)
Change in fair value	(622,693)	81,557	(541,136)
Balance, September 30, 2023	1,500,844	5,095,175	6,596,019

Schedule Of convertible debt obligations, Current and nonCurrent
$
As of September 30, 2023:
Less than one year	5,095,175
Greater than one year	1,500,844
Total convertible debt obligation	6,596,019

Schedule Of convertible debentures binomial lattice model
2020 Series	September 30, 2023(US$)	April 11, 2023 (US$)

Share price	2.15	6.09
Conversion price	4.40	4.40

Term, in years	1.92	2.39
Interest rate	7%	7%
Expected volatility	115.00%	105.00%
Risk-free interest rate	5.06%	3.89%
Expected dividend yield	0%	0%
EB CD	September 30, 2023 (US$)	April 11, 2023 (US$)

Share price	2.15	6.09
Conversion price	41.00	41.00
Warrant exercise price	60.00	60.00

Term, in years	0.40	0.87
Interest rate	10%	10%
Expected volatility	90.00%	135.00%
Risk-free interest rate	5.54%	4.70%
Expected dividend yield	0%	0%